Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hong Kong
Income tax
Statutory Income Tax Rate	16.50%	16.50%	16.50%
PRC
Income tax
Statutory Income Tax Rate	25.00%	25.00%	25.00%
Preferential enterprise tax rate	15.00%
Statutory withholding tax rate	10.00%	10.00%	10.00%
Tax arrangements between the PRC government and the government of other jurisdiction	5.00%	5.00%	5.00%
Undistributed earnings from subsidiaries	$ 1,610	$ 330
Estimated foreign withholding taxes that would be due if these earnings were remitted as dividends	$ 81	$ 17